Revenue and segmental information	12 Months Ended
Jun. 30, 2025
Revenue And Segmental Information
Revenue and segmental information

4	Revenue and segmental information

The Group determines and presents operating segments based on the information that is provided internally to the board of directors of the Company (the “Board”), which is the Group’s chief operating decision maker.

Management analyzes our business in five reportable segments: Electric Vehicles, Sustainable Energy Solutions, Solar Development, Digital Assets and Corporate Office.

The Critical Power Services segment, previously represented by VivoPower’s wholly owned subsidiary Aevitas and its subsidiaries KESW EL Pty Limited (“Kenshaw”) and Kenshaw Solar Pty Ltd (previously J.A. Martin) (“Aevitas Solar”), has been discontinued following the sale of Kenshaw to ARA Group Limited in July 2024. Accordingly, Critical Power Services is no longer considered an operating segment.

The Electric Vehicles segment is represented by Tembo e-LV B.V. (“Tembo”), a Netherlands-based specialist battery-electric and off-road vehicle company delivering electric vehicles (“EVs”) for mining and other rugged industrial customers globally. Tembo also includes Tembo EV Pty Ltd, which launched the Tembo Tusker electric pickup truck in Australia and New Zealand, and Tembo Technologies Pty Ltd, which is developing an all-electric Jeepney for the Philippines transport market. For the year ended June 30, 2025, no revenue was recognized from Tembo Technologies Pty Ltd.

The Sustainable Energy Solutions (“SES”) segment involves the design, evaluation, sale, and implementation of renewable energy infrastructure to customers, both on a standalone basis and in support of Tembo EVs.

The Solar Development segment is represented by Caret LLC (“Caret”) in the United States, which now also includes the separate segment of Digital Assets, being digital revenue streams from digital asset mining activities.

The Corporate Office segment represents the Company’s corporate functions, including costs to maintain its Nasdaq public company listing, compliance with SEC reporting requirements, and investor relations activities, and is located in the United Kingdom.

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including any revenues and expenses that relate to the transactions with any of the Group’s other components. Operating segments results are reviewed regularly by the Board to assess its performance and make decisions about resources to be allocated to the segment, and for which discrete financial information is available.

Segment results that are reported to the Board include items directly attributable to a segment as well as those that can be allocated to a segment on a reasonable basis.

4.1	Revenue

Revenue from continuing operations by geographic location is as follows:

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Australia	53	-	2,591
United States	8	-	-
Netherlands	-	16	1,464
Total revenues	61	16	4,055

Revenue by product and service is as follows:

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Electrical products and related services	-	-	2,591
Digital asset revenue	8	-	-
Vehicle spec conversion	50	-	-
Conversion kits	3	16	1,394
Accessories		-	70
Total revenues	61	16	4,055

The Group had two customers representing more than 10% of revenue for the year ended June 30, 2025 (year ended June 30, 2024: 1; year ended June 30, 2023: 1).

4.2	Operating segments

a)	Segment results of operations

Results of operations by reportable segment are as follows:

	Continuing operations							Discontinued operations
Year Ended June 30, 2025	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Digital	Total	Critical Power
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Assets	Continuing	Services	Total
Revenue from contracts with customers	-	-	53	-	-	8	61	-	61
Costs of sales - other	-	-	(50)	-	-	-	(50)	-	(50)
Cost of sales - non-recurring events	-	-	-	-	-	-	-	-	-
Gross profit	-	-	3	-	-	8	11	-	11
General and administrative expenses	(8)	(7)	(1,759)	37	(6,496)	-	(8,233)	-	(8,233)
Other gains	-	-	-	16	-	-	16	1,648	1,664
Other income	-	-	-	-	-	-	-	-	-
Depreciation and amortization	-	-	(509)	(3)	(1)	(4)	(517)	-	(517)
Operating loss	(8)	(7)	(2,265)	50	(6,497)	4	(8,723)	1,648	(7,075)
Restructuring and other non-recurring costs	(1,185)	-	(176)	2,072	(1,123)	-	(412)	-	(412)
Impairment costs	-	(1,549)	(982)	-	-	-	(2,531)	-	(2,531)
Finance expense - net	(175)	-	1,466	(39)	(4,717)	-	(3,465)	-	(3,465)
Profit/(loss) before income tax	(1,368)	(1,556)	(1,957)	2,083	(12,337)	4	(15,131)	1,648	(13,483)
Income tax	-	-	552	-	139	-	691	-	691
Loss for the year	(1,368)	(1,556)	(1,405)	2,083	(12,198)	4	(14,440)	1,648	(12,792)

	Continuing operations						Discontinued operations
Year Ended June 30, 2024	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Total	Critical Power
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Continuing	Services	Total
Revenue from contracts with customers	-	-	16	-	-	16	11,811	11,827
Costs of sales - other	(52)	-	102	(23)	-	27	(10,268)	(10,241)
Gross profit	(52)	-	118	(23)	-	43	1,543	1,586
General and administrative expenses	(53)	(344)	(1,794)	(324)	(5,006)	(7,521)	(1,228)	(8,749)
Other gains	47	-	10	32	-	89	4	93
Other income	-	-	-	-	-	-	99	99
Depreciation and amortization	(448)	-	(671)	(3)	(8)	(1,130)	(439)	(1,569)
Operating loss	(506)	(344)	(2,337)	(318)	(5,014)	(8,519)	(21)	(8,540)
Restructuring and other non-recurring costs	-	-	-	-	(1,392)	(1,392)	2	(1,390)
Impairment losses	(48,315)	(11,187)	(366)	10,787	(77,325)	(29,686)	(552)	(30,238)
Finance expense - net	(3,741)	(2)	(2,726)	(68)	1,918	(4,619)	(310)	(4,929)
Profit/(loss) before income tax	44,068	(11,533)	(5,429)	10,491	(81,813)	(44,216)	(881)	(45,097)
Income tax	(797)	-	277	(1,083)	-	(1,603)	-	(1,603)
Loss for the year	43,271	(11,533)	(5,152)	9,408	(81,813)	(45,819)	(881)	(46,700)

	Continuing operations						Discontinued operations
Year Ended June 30, 2023	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Total	Critical Power
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Continuing	Services	Total
Revenue from contracts with customers	2,591	-	1,464	-	-	4,055	11,005	15,060
Costs of sales - other	(2,722)	-	(1,572)	-	-	(4,294)	(9,178)	(13,472)
Cost of sales - non-recurring events	(3,850)	-	-	-	-	(3,850)	-	(3,850)
Gross profit	(3,981)	-	(108)	-	-	(4,089)	1,827	(2,262)
General and administrative expenses	(195)	(297)	(1,005)	(367)	(4,561)	(6,425)	(1,195)	(7,620)
Gain/(loss) on solar development	1	-	-	30	-	31	(4,208)	(4,177)
Other income	13	69	-	-	-	82	37	119
Depreciation and amortization	(653)	-	(673)	(3)	(10)	(1,339)	(242)	(1,581)
Operating loss	(4,815)	(228)	(1,786)	(340)	(4,571)	(11,740)	(3,781)	(15,521)
Restructuring and other non-recurring costs	-	-	200	-	(1,862)	(1,662)	(1)	(1,663)
Impairment loss			(414)		(7)	(421)	-	(421)
Finance expense - net	(6,314)	(34)	936	(50)	(221)	(5,683)	(527)	(6,210)
Profit/(loss) before income tax	(11,129)	(262)	(1,064)	(390)	(6,661)	(19,506)	(4,309)	(23,815)
Income tax	(638)	-	(40)	119	-	(559)	19	(540)
Loss for the year	(11,767)	(262)	(1,104)	(271)	(6,661)	(20,065)	(4,290)	(24,355)

b)	Segment net assets

Net assets by reportable segment are as follows:

As at June 30, 2025	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Digital
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Assets	Total

Assets	224	42	33,875	84	62,899	4	97,128
Liabilities	(1,518)	(62)	(22,344)	(154)	(52,946)	-	(77,024)
Net assets/(liabilities)	(1,294)	(20)	11,531	(70)	9,953	4	20,104

As at June 30, 2024	Critical Power	Solar	Electric	Sustainable Energy	Corporate
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Total

Assets	5,958	1,549	20,674	72	9,180	37,433
Liabilities	(8,596)	(284)	(17,550)	(1,026)	(50,514)	(77,970)
Net assets/(liabilities)	(2,638)	1,265	3,124	(954)	(41,334)	(40,537)

As at June 30, 2023	Critical Power	Solar	Electric	Sustainable Energy	Corporate
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Total

Assets	18,034	12,726	17,493	10,343	2,819	61,416
Liabilities	(15,539)	-	(7,564)	(645)	(33,921)	(57,670)
Net assets/(liabilities)	2,495	12,726	9,929	9,698	(31,102)	3,746